Lease liabilities - Schedule of Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Payments [Abstract]
Beginning balance	$ 6,588	$ 5,659
Additions	8,281	1,837
Acquisition of businesses	52,008	1,104
Interest expense	3,637	491	$ 423
Lease payments (principal and interest)	(8,874)	(1,821)
Exchange differences	442	(682)
Ending balance	$ 62,082	$ 6,588	$ 5,659